Segmented Information - Disclosure of revenues allocated by segment (Details) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Operating Segments Abstract
Vehicle and parts sales	$ 39,311,659	$ 13,714,227	$ 3,459,311
Revenue from operating and finance leases	113,789	3,297,619	9,590,511
Accretion on promissory note	0	7,035	26,426
Finance income	270,442	217,892	209,936
Total	$ 39,695,890	$ 17,236,773	$ 13,286,184